Segment Information - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Sales revenues	$ 88,827	$ 81,405	$ 97,314
Cost of sales	(60,147)	(55,417)	(67,485)
Gross profit (loss)	28,680	25,988	29,829
Income (expenses)	(17,461)	(21,680)	(30,959)
Selling	(4,538)	(3,963)	(4,627)
General and administrative	(2,918)	(3,319)	(3,351)
Exploration costs	(800)	(1,761)	(1,911)
Research and development	(572)	(523)	(630)
Other taxes	(1,843)	(714)	(2,796)
Impairment of assets	(1,191)	(6,193)	(12,299)
Other income and expenses	(5,599)	(5,207)	(5,345)
Net income / (loss) before financial results and income taxes	11,219	4,308	(1,130)
Net finance income (expenses)	(9,895)	(7,755)	(8,441)
Results in equity-accounted investments	673	(218)	(177)
Net income / (loss) before income taxes	1,997	(3,665)	(9,748)
Income taxes	(1,828)	(684)	1,137
Net income (loss)	169	(4,349)	(8,611)
Net income (loss) attributable to:
Shareholders of Petrobras	(91)	(4,838)	(8,450)
Non-controlling interests	260	489	(161)
Net income (loss)	169	(4,349)	(8,611)
Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	88,827	81,405	97,314
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(60,548)	(52,426)	(59,467)
Cost of sales	60,088	50,701	59,710
Gross profit (loss)	(460)	(1,725)	243
Income (expenses)	73	87	212
Selling	81	95	214
Other income and expenses	(8)	(8)	(2)
Net income / (loss) before financial results and income taxes	(387)	(1,638)	455
Net income / (loss) before income taxes	(387)	(1,638)	455
Income taxes	132	556	(155)
Net income (loss)	(255)	(1,082)	300
Net income (loss) attributable to:
Shareholders of Petrobras	(255)	(1,082)	300
Net income (loss)	(255)	(1,082)	300
Exploration and Production [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	1,422	1,480	1,502
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	42,184	33,675	35,680
Cost of sales	(27,937)	(24,863)	(25,171)
Gross profit (loss)	14,247	8,812	10,509
Income (expenses)	(3,750)	(6,789)	(13,883)
Selling	(125)	(143)	(225)
General and administrative	(331)	(346)	(418)
Exploration costs	(800)	(1,761)	(1,911)
Research and development	(333)	(198)	(172)
Other taxes	(503)	(85)	(160)
Impairment of assets	43	(3,272)	(9,830)
Other income and expenses	(1,701)	(984)	(1,167)
Net income / (loss) before financial results and income taxes	10,497	2,023	(3,374)
Results in equity-accounted investments	136	32	(309)
Net income / (loss) before income taxes	10,633	2,055	(3,683)
Income taxes	(3,571)	(687)	1,200
Net income (loss)	7,062	1,368	(2,483)
Net income (loss) attributable to:
Shareholders of Petrobras	7,021	1,425	(2,480)
Non-controlling interests	41	(57)	(3)
Net income (loss)	7,062	1,368	(2,483)
Exploration and Production [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	40,762	32,195	34,178
Refining Transportation And Marketing [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	50,895	45,498	51,870
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	67,037	62,588	74,321
Cost of sales	(57,778)	(48,444)	(60,384)
Gross profit (loss)	9,259	14,144	13,937
Income (expenses)	(3,603)	(5,425)	(5,834)
Selling	(1,731)	(1,846)	(1,999)
General and administrative	(457)	(442)	(438)
Research and development	(13)	(57)	(117)
Other taxes	(203)	(98)	(709)
Impairment of assets	(781)	(2,457)	(1,664)
Other income and expenses	(418)	(525)	(907)
Net income / (loss) before financial results and income taxes	5,656	8,719	8,103
Results in equity-accounted investments	443	(75)	356
Net income / (loss) before income taxes	6,099	8,644	8,459
Income taxes	(1,922)	(2,964)	(2,746)
Net income (loss)	4,177	5,680	5,713
Net income (loss) attributable to:
Shareholders of Petrobras	4,235	5,746	5,727
Non-controlling interests	(58)	(66)	(14)
Net income (loss)	4,177	5,680	5,713
Refining Transportation And Marketing [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	16,142	17,090	22,451
Gas & Power [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	9,347	6,911	11,072
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	12,374	9,401	13,145
Cost of sales	(8,797)	(6,790)	(10,539)
Gross profit (loss)	3,577	2,611	2,606
Income (expenses)	(676)	(1,439)	(2,211)
Selling	(1,793)	(768)	(511)
General and administrative	(165)	(206)	(236)
Research and development	(26)	(17)	(53)
Other taxes	(258)	(220)	(412)
Impairment of assets	(446)	(375)	(683)
Other income and expenses	2,012	147	(316)
Net income / (loss) before financial results and income taxes	2,901	1,172	395
Results in equity-accounted investments	117	80	123
Net income / (loss) before income taxes	3,018	1,252	518
Income taxes	(985)	(397)	(132)
Net income (loss)	2,033	855	386
Net income (loss) attributable to:
Shareholders of Petrobras	1,915	732	237
Non-controlling interests	118	123	149
Net income (loss)	2,033	855	386
Gas & Power [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	3,027	2,490	2,073
Biofuels [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	12	9	16
Biofuels [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	213	240	229
Cost of sales	(222)	(264)	(252)
Gross profit (loss)	(9)	(24)	(23)
Income (expenses)	(22)	(62)	(95)
Selling	(2)	(2)	(2)
General and administrative	(22)	(25)	(29)
Research and development		(1)	(9)
Other taxes	(7)	(4)	(2)
Impairment of assets	(7)	(7)	(46)
Other income and expenses	16	(23)	(7)
Net income / (loss) before financial results and income taxes	(31)	(86)	(118)
Results in equity-accounted investments	(26)	(265)	(199)
Net income / (loss) before income taxes	(57)	(351)	(317)
Income taxes	10	28	41
Net income (loss)	(47)	(323)	(276)
Net income (loss) attributable to:
Shareholders of Petrobras	(47)	(323)	(276)
Net income (loss)	(47)	(323)	(276)
Biofuels [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	201	231	213
Distribution [member] | Third parties [Member]
Disclosure of operating segments [line items]
Sales revenues	27,151	27,507	32,854
Distribution [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues	27,567	27,927	33,406
Cost of sales	(25,501)	(25,757)	(30,849)
Gross profit (loss)	2,066	2,170	2,557
Income (expenses)	(1,266)	(2,084)	(2,785)
Selling	(995)	(1,309)	(2,124)
General and administrative	(274)	(271)	(277)
Research and development			(1)
Other taxes	(42)	(29)	(69)
Impairment of assets		(82)	(76)
Other income and expenses	45	(393)	(238)
Net income / (loss) before financial results and income taxes	800	86	(228)
Results in equity-accounted investments	2	10	9
Net income / (loss) before income taxes	802	96	(219)
Income taxes	(272)	(29)	78
Net income (loss)	530	67	(141)
Net income (loss) attributable to:
Shareholders of Petrobras	521	67	(142)
Non-controlling interests	9		1
Net income (loss)	530	67	(141)
Distribution [member] | Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	416	420	552
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Income (expenses)	(8,217)	(5,968)	(6,363)
Selling	27	10	20
General and administrative	(1,669)	(2,029)	(1,953)
Research and development	(200)	(250)	(278)
Other taxes	(830)	(278)	(1,444)
Other income and expenses	(5,545)	(3,421)	(2,708)
Net income / (loss) before financial results and income taxes	(8,217)	(5,968)	(6,363)
Net finance income (expenses)	(9,895)	(7,755)	(8,441)
Results in equity-accounted investments	1		(157)
Net income / (loss) before income taxes	(18,111)	(13,723)	(14,961)
Income taxes	4,780	2,809	2,851
Net income (loss)	(13,331)	(10,914)	(12,110)
Net income (loss) attributable to:
Shareholders of Petrobras	(13,481)	(11,403)	(11,816)
Non-controlling interests	150	489	(294)
Net income (loss)	$ (13,331)	$ (10,914)	$ (12,110)